Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 02, 2022
Entity Registrant Name	DIMENSIONAL ETF TRUST
Entity Central Index Key	0001816125
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 02, 2022
Document Effective Date	Dec. 04, 2022
Prospectus Date	Dec. 04, 2022